Investment in Marketable Securities	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment in Marketable Securities

5. INVESTMENT IN MARKETABLE SECURITIES

(i)	On May 17, 2018, the Company purchased 83,333 shares of common stock in Greenpro Capital Corp. for $500,000 at a purchase price of $6 per share.

(ii)	On October 16, 2018, the Company purchased 33,333 shares of common stock in Greenpro Capital Corp. for $1,000 at a purchase price of $0.03 per share.

	As of March 31, 2020	As of December 31, 2019
Cost of investment	$66,484	$134,166
Less: Unrealized holding loss	(18,538)	(68,391)
Exchange rate effect	256	709
Investment in marketable securities	$48,202	$66,484

3. INVESTMENT IN MARKETABLE SECURITIES

(i)	On May 17, 2018, the Company purchased 83,333 shares of common stock in Greenpro Capital Corp. for $500,000 at a purchase price of $6 per share.

(ii)	On October 16, 2018, the Company purchased 33,333 shares of common stock in Greenpro Capital Corp. for $1,000 at a purchase price of $0.03 per share.

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Cost of investment	$134,166	$501,000	$501,000
Less: Impairment in cost of investment	-	(366,834)	-
Less: Unrealized holding loss	(68,391)	-	-
Exchange rate effect	709	-	-
Investment in marketable securities	$66,484	$134,166	$501,000